Financial instruments and financial risk management - Interest rate risk (Details) - Interest rate risk - Peru - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial instruments and financial risk management [line items]
Weighted average interest rate for loans and notes payable	3.31%	4.07%
Variable in Interest rate	1.00%	1.00%
Increase (Decrease) in Net Loss	$ 678	$ 708